Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Income Before Income Taxes And Income Taxes Expense (Benefit) Included In The Consolidated Statements Of Operations

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes:
Israel	6,507	8,899	10,086
Foreign jurisdiction	9	11	695
	6,516	8,910	10,781

Current taxes:
Israel	657	619	784
Foreign jurisdiction	-	-	116
	657	619	900

Tax benefits relating to prior years:
Israel	(12)	(38)	(12)

Deferred taxes:
Israel	148	73	(3)
Foreign jurisdiction	8	13	25
	156	86	22

Income tax expense	801	667	910

Deferred Income Taxes

	December 31	December 31
	2011	2012
	US$ thousands	US$ thousands
Deferred tax assets:
Accrued employee benefits	148	147
Research and development costs	3	8
Tax loss carryforwards	87	-
Fixed assets	6	5
Other	2	1

Total gross deferred tax assets	246	161
Less: valuation allowance	(63)	-

Net deferred tax assets	183	161
In Israel	158	161
Foreign jurisdictions	25	-
Net deferred tax assets	183	161
Current	48	47
Non-current	135	114
Total	183	161

Reconciliation Of The Statutory Tax Expense To Actual Tax Expense

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes	6,516	8,910	10,781

Statutory tax rate in Israel	25%	24%	25%

Computed expected tax	1,629	2,138	2,695

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	25	123	159
Prior year adjustments	(12)	(38)	(12)
Change in valuation allowance	(17)	12	(63)
Tax effect due to "Approved Enterprise" status	(832)	(1,640)	(2,063)
Taxes related to foreign jurisdictions	-	-	30
Changes in tax rate and other	8	72	164

Income tax expense	801	667	910